Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	CAD 1,295	CAD 1,448
Liabilities	403	687
Total net deferred tax asset	892	761
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(841)	(951)
Liabilities	116	113
Policy liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,218	1,368
Liabilities	322	851
Deferred acquisition costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	84	157
Liabilities	7	(14)
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	543	513
Liabilities	(6)	0
Pension and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	201	182
Liabilities	(150)	(228)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	90	179
Liabilities	CAD 114	CAD (35)